RESTRUCTURING CHARGES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the activity by major component of these 2016, 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of March 31, 2016:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance at January 1, 2015	$11.2	$4.5	$—	$—	$—	$15.7
Restructuring charges	—	0.7	0.1	0.2	0.2	1.2
Amounts utilized	(2.8)	—	(0.1)	(0.2)	(0.2)	(3.3)
Currency translation adjustments	(0.4)	(0.3)	—	—	—	(0.7)
Balance at March 31, 2015	$8.0	$4.9	$—	$—	$—	$12.9
Balance at January 1, 2016	$4.6	$2.1	$—	$—	$—	$6.7
Restructuring charges	3.9	9.2	0.2	2.9	76.6	92.8
Amounts utilized	(1.7)	(0.1)	(0.2)	(0.6)	(76.6)	(79.2)
Currency translation adjustments	0.1	0.1	—	—	—	0.2
Balance at March 31, 2016	$6.9	$11.3	$—	$2.3	$—	$20.5

The following table summarizes the 2015, 2014 and 2013 activities by major component of these 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of December 31, 2015:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance January 1, 2013	$13.5	$0.4	$—	$—	$—	$13.9
2013 restructuring charges (credits)	0.4	(0.4)	0.6	4.9	—	5.5
Amounts utilized	(3.7)	—	(0.6)	(4.9)	—	(9.2)
Balance at December 31, 2013	10.2	—	—	—	—	10.2
2014 restructuring charges	4.5	4.5	0.5	2.9	3.3	15.7
Amounts utilized	(3.5)	—	(0.5)	(2.9)	(3.3)	(10.2)
Balance at December 31, 2014	11.2	4.5	—	—	—	15.7
2015 restructuring charges	—	0.7	0.6	0.9	0.5	2.7
Amounts utilized	(6.0)	(2.9)	(0.6)	(0.9)	(0.5)	(10.9)
Currency translation adjustments	(0.6)	(0.2)	—	—	—	(0.8)
Balance at December 31, 2015	$4.6	$2.1	$—	$—	$—	$6.7

Restructuring and Related Costs [Table Text Block]
The following table summarizes the cumulative restructuring charges of these 2016, 2014 and 2010 restructuring actions by major component through March 31, 2016:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Capacity Reductions
	($ in millions)
Write-off of equipment and facility	$3.5	$76.6	$—	$80.1
Employee severance and job related benefits	2.7	3.9	13.1	19.7
Facility exit costs	0.9	2.5	2.3	5.7
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	—	5.5	5.5
Lease and other contract termination costs	5.2	9.2	—	14.4
Total cumulative restructuring charges	$12.3	$92.2	$25.0	$129.5

The following table summarizes the cumulative restructuring charges of these 2014 and 2010 restructuring actions by major component through December 31, 2015:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Mercury
	($ in millions)
Write-off of equipment and facility	$3.5	$17.8	$—	$21.3
Employee severance and job related benefits	2.7	5.6	13.1	21.4
Facility exit costs	0.6	15.6	2.2	18.4
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	0.9	5.3	6.2
Lease and other contract termination costs	5.2	0.7	—	5.9
Total cumulative restructuring charges	$12.0	$40.6	$24.7	$77.3